Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events.
Subsequent events	Note 24 – Subsequent events Term Loan Repayment Subsequent to December 31, 2019, on February 14, 2020, the Company paid down the outstanding balance of $80.0 million under its Corporate Term Loan.